UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
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                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21296
                                   --------------------------------------------

                           BARON SELECT FUNDS
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

       767 Fifth Avenue, 49th Floor, New York, NY                     10153
-------------------------------------------------------------------------------
                 (Address of Principal Executive Offices)           (Zip Code)

                           Linda S. Martinson, Esq.
c/o Baron Select Funds, 767 Fifth Avenue,49th Floor, New York, New York 10153
-------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   December 31
                         --------------------

Date of reporting period:  September 30, 2005
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form-5 (Sections 239.4 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (4-04)

ITEM 1.

BARON PARTNERS FUND
SCHEDULE OF INVESTMENTS

AS OF SEPTEMBER 30, 2005 (UNAUDITED)

     Shares                                               Cost              Value
--------------------------------------------------------------------------------------
COMMON STOCKS (109.76%)
--------------------------------------------------------------------------------------
              BUSINESS SERVICES (13.10%)
  2,000,000   ChoicePoint, Inc.*+                   $    69,222,009    $    86,340,000
  2,200,000   Iron Mountain, Inc.*                       64,454,323         80,740,000
                                                    ---------------    ---------------
                                                        133,676,332        167,080,000
              CONSULTING (5.40%)
  2,525,000   Hewitt Associates, Inc.*                   73,161,113         68,882,000

              EDUCATION (8.03%)
  1,300,000   Apollo Group, Inc., Cl A*                  79,152,330         86,307,000
    170,000   Strayer Education, Inc.                    18,097,588         16,068,400
                                                    ---------------    ---------------
                                                         97,249,918        102,375,400
              ENERGY SERVICES (6.04%)
  1,700,000   XTO Energy, Inc.                           43,592,912         77,044,000

              FINANCIAL SERVICES - ASSET
                MANAGEMENT (5.22%)
    147,000   Alliance Capital Management
                Holding L.P.                              6,784,805          7,033,950
    175,000   Legg Mason, Inc.                           12,310,495         19,195,750
  1,025,000   Nuveen Investments, Inc.                   34,752,789         40,374,750
                                                    ---------------    ---------------
                                                         53,848,089         66,604,450
              FINANCIAL SERVICES - BANKING (1.29%)
    900,000   UCBH Holdings, Inc.                        16,898,502         16,488,000

              FINANCIAL SERVICES - BROKERAGE &
                EXCHANGES (12.73%)
  4,600,000   Charles Schwab Corp.                       44,498,637         66,378,000
    175,000   Chicago Mercantile Exchange
                Holdings, Inc.                           26,100,195         59,027,500
    850,000   Jefferies Group, Inc.                      33,677,237         37,017,500
                                                    ---------------    ---------------
                                                        104,276,069        162,423,000
              FINANCIAL SERVICES -
                INSURANCE (6.08%)
    700,000   Arch Capital Group, Ltd.*                  25,246,122         34,713,000
  1,500,000   Axis Capital Holdings, Ltd.                40,593,260         42,765,000
                                                    ---------------    ---------------
                                                         65,839,382         77,478,000
              FINANCIAL SERVICES -
                MISCELLANEOUS (3.19%)
  1,600,000   First Marblehead Corp.*                    63,926,790         40,640,000

              HEALTHCARE FACILITIES (5.12%)
  1,700,000   Manor Care, Inc.                           56,664,142         65,297,000

              HEALTHCARE SERVICES -
                INSURANCE (2.03%)
    400,000   AMERIGROUP Corp.*                           8,264,447          7,648,000
    240,000   WellPoint, Inc.*                            8,334,661         18,196,800
                                                    ---------------    ---------------
                                                         16,599,108         25,844,800
              HOME BUILDING (2.10%)
    600,000   Toll Brothers, Inc.*                       12,409,881         26,802,000

              HOTELS AND LODGING (2.81%)
    625,000   Four Seasons Hotels, Inc.                  36,676,387         35,875,000

              REAL ESTATE SERVICES (6.49%)
    250,000   Boston Properties, Inc.                    15,152,919         17,725,000
    473,933   CoStar Group, Inc.*                        18,031,911         22,142,150
    500,000   General Growth Properties, Inc.            16,535,052         22,465,000
    650,000   Kimco Realty Corp.                         17,415,133         20,423,000
                                                    ---------------    ---------------
                                                         67,135,015         82,755,150
              RECREATION AND RESORTS (14.28%)
    375,000   Boyd Gaming Corp.                          16,266,526         16,170,000
    275,000   Carnival Corp.                             13,625,623         13,744,500
    210,000   Kerzner Intl., Ltd.*                        4,653,485         11,665,500
    600,000   Las Vegas Sands Corp.*                     21,372,370         19,746,000
    300,000   MGM Mirage, Inc.*                          12,766,134         13,131,000
    850,000   Penn National Gaming, Inc.*                27,473,748         26,443,500
  1,800,000   Wynn Resorts, Ltd. *                       75,453,108         81,270,000
                                                    ---------------    ---------------
                                                        171,610,994        182,170,500

      Shares                                               Cost              Value
---------------------------------------------------------------------------------------
                RESTAURANTS (2.49%)
     300,000    California Pizza Kitchen, Inc.*      $     8,813,157    $     8,772,000
     500,000    Red Robin Gourmet
                 Burgers, Inc.*                           22,653,408         22,920,000
                                                     ---------------    ---------------
                                                          31,466,565         31,692,000
                RETAIL - CONSUMER STAPLES (1.05%)
     100,000    Whole Foods Market, Inc.                   4,808,122         13,445,000

                RETAIL - SPECIALTY STORES (6.70%)
     550,000    Blue Nile, Inc.*                          14,760,565         17,402,000
     400,000    Cabela's, Inc.*                            9,007,364          7,348,000
     575,000    CarMax, Inc.*                             15,992,328         17,980,250
     800,000    Dicks Sporting Goods, Inc.*               24,942,061         24,088,000
     450,000    O'Reilly Automotive, Inc.*                10,105,118         12,681,000
     300,000    Select Comfort Corp.*                      5,856,514          5,994,000
                                                     ---------------    ---------------
                                                          80,663,950         85,493,250
                TRANSPORTATION (3.79%)
     400,000    C. H. Robinson Worldwide, Inc.            20,066,739         25,648,000
     400,000    Expeditors International of
                 Washington, Inc.                         20,930,533         22,712,000
                                                     ---------------    ---------------
                                                          40,997,272         48,360,000
                UTILITY SERVICES (1.82%)
     800,000    ITC Holdings Corp.                        22,493,714         23,184,000
                                                     ---------------    ---------------
TOTAL COMMON STOCKS                                    1,193,994,257      1,399,933,550
                                                     ---------------    ---------------
Notional Amount
---------------------------------------------------------------------------------------
SWAP CONTRACTS (0.00%)
--------------------------------------------------------------------------------------
$(1,463,225)    Total Return Swap Contract
                 on a Variety of Short
                 Securities Terminating
                 06/30/2006                                        0                  0
                                                     ---------------    ---------------
Principal Amount
---------------------------------------------------------------------------------------
CORPORATE BONDS (0.81%)
--------------------------------------------------------------------------------------
                RECREATION AND RESORTS
 $ 5,000,000    Wynn Resorts, Ltd. 6.00%
                 Sub. Conv. Deb.
                 due 07/15/2015                            4,913,431         10,365,200
                                                     ---------------    ---------------
TOTAL INVESTMENTS (110.57%)                          $ 1,198,907,688**    1,410,298,750
                                                     ===============
LIABILITIES LESS CASH
 AND OTHER ASSETS (-10.57%)                                                (134,838,513)
                                                                        ---------------
NET ASSETS (EQUIVALENT TO $17.71 PER
 SHARE BASED ON 72,007,128 SHARES
 OUTSTANDING)                                                           $ 1,275,460,237
                                                                        ===============

---------------
%  Represents percentage of net assets
*  Non-income producing securities
+ Represents security, or a portion thereof, segregated with broker as collateral for swap contracts.

** For Federal income tax purposes the cost basis is $1,199,181,388. Aggregate unrealized appreciation and depreciation of investments are $262,340,178 and $51,222,816, respectively.

SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

SWAP CONTRACTS. The Fund may enter into equity swap transactions as a substitute for investing or selling short directly in securities. A swap transaction is entered into with a counterparty to exchange the returns on a particular security or a basket of securities. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount". The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased had it been invested or decreased if sold short in the particular stocks. Upon entering into the swap contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. During the period the swap contract is open, the Fund marks to market the underlying instruments, including accrued dividends, and recognizes any unrealized gain or loss. Net payments made or received periodically are recognized as realized gain or loss. Swap contracts may involve exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The notional amount reflects the exposure the Fund has in the underlying securities. These transactions are subject to credit risks in addition to the various risks related to the underlying securities. The notional value of the contract amount with respect to the Fund's outstanding equity swap contract as of September 30, 2005 was ($1,463,225).

SHORT SALES. The Fund may sell securities short. When the Fund sells short, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Fund is required to maintain collateral in a segregated account for the outstanding short sales. Short sales involve elements of market risks and exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The Fund's risk of loss in these types of short sales is unlimited because there is no limit to the cost of replacing the borrowed security.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2.  Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

     (a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Select Funds




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer

                                  Date:  November 23, 2005




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:   November 23, 2005